ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Other current assets	$ 20,437	$ 9,788
TOTAL ASSETS	402,791	343,867
Current liabilities:
Accrued expenses and other current liabilities	10,883	10,999
Total liabilities	111,448	104,432
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2012 and 2013; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2012 and 2013, respectively; 122,112,485 shares and 119,134,135 shares outstanding as of December 31, 2012 and 2013, respectively)	128	128
Additional paid-in capital	313,912	278,652
Treasury stock (5,549,572 and 8,527,922 shares as of December 31, 2012 and 2013, respectively)	(9,860)	(7,035)
Accumulated deficits	(84,411)	(72,961)
Accumulated other comprehensive income	40,229	32,948
Total equity	291,343	239,435	270,058	276,716
TOTAL LIABILITIES AND EQUITY	402,791	343,867
AirMedia Group Inc. [Member]
Current assets:
Cash and cash equivalents	14	196
Investments in subsidiaries	93,416	60,514
Due from subsidiaries	181,245	181,204
Other current assets	335	778
TOTAL ASSETS	275,010	242,692
Current liabilities:
Amount due to subsidiaries	3,652	421
Accrued expenses and other current liabilities	392	395
Total liabilities	4,044	816
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2012 and 2013; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2012 and 2013, respectively; 122,112,485 shares and 119,134,135 shares outstanding as of December 31, 2012 and 2013, respectively)	128	128
Additional paid-in capital	313,912	278,652
Treasury stock (5,549,572 and 8,527,922 shares as of December 31, 2012 and 2013, respectively)	(9,860)	(7,035)
Accumulated deficits	(73,443)	(62,817)
Accumulated other comprehensive income	40,229	32,948
Total equity	270,966	241,876	272,148	275,668
TOTAL LIABILITIES AND EQUITY	$ 275,010	$ 242,692